Leases (Details) $ in Thousands	Sep. 01, 2020 USD ($)	Jul. 10, 2017 USD ($)	Jul. 01, 2021 USD ($)
Leases (Details) [Line Items]
Square meters	100	205	240
Lease fee (in Dollars)	$ 44	$ 65	$ 40
Lease expired	Aug. 31, 2021	Jul. 31, 2020
2021 Lease [Member]
Leases (Details) [Line Items]
Square meters			120